NON CONTROLLING INTEREST	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Noncontrolling Interest [Abstract]
NON CONTROLLING INTEREST

NOTE 12. NONCONTROLLING INTEREST

Basis of presentation. Noncontrolling interest (“NCI”) represents the equity in consolidated subsidiaries that is not attributable, directly or indirectly, to the Company. The Company consolidates entities in which it holds a controlling financial interest and reports the portion of net income (loss), other comprehensive income (loss), and net assets attributable to the minority owners as noncontrolling interest in accordance with ASC 810, Consolidation. NCI is presented within total stockholders’ equity (deficit) on the consolidated balance sheets, separately from the equity attributable to the stockholders of FDCTech, Inc., and net income (loss) and comprehensive income (loss) attributable to NCI are presented separately on the face of the consolidated statements of operations and of comprehensive income (loss). Transactions with noncontrolling interest holders that do not result in a loss of control are accounted for as equity transactions, with no gain or loss recognized in net income; any difference between consideration and the carrying amount of the NCI acquired or relinquished is recognized directly in additional paid-in capital.

Subsidiaries with noncontrolling interests. The Company’s noncontrolling interests consist of the 49% minority interest in AD Advisory Services Pty Ltd. (“ADS”), held since the Company obtained control of ADS, and a 0.1% interest in Alchemy International Ltd. (“AIL”) arising from the Company’s consolidation of AIL effective October 29, 2025. The Company holds a controlling financial interest in each of these subsidiaries and consolidates their results, attributing the proportionate share of their earnings, other comprehensive income (loss), and net assets to the noncontrolling interest holders. No noncontrolling interest is recognized for wholly owned subsidiaries.

NOTE 12. NONCONTROLLING INTEREST (continued)

Changes in noncontrolling interest. The carrying amount of noncontrolling interest was $40,591 at March 31, 2026. During the three months ended June 30, 2026, the Company attributed net income (loss) of $(34,926) and foreign currency translation attributable to NCI of $(8,459), resulting in a noncontrolling interest balance of $(2,794) at June 30, 2026. The carrying amount of noncontrolling interest was $33,323 at December 31, 2025; during the six months ended June 30, 2026, the Company attributed net income (loss) of $(28,685) and foreign currency translation attributable to NCI of $(7,432), resulting in the same $(2,794) balance at June 30, 2026. For the comparative periods, noncontrolling interest was $14,199 at March 31, 2025 and $16,820 at December 31, 2024, and the Company attributed net income of $12,467 and foreign currency translation of $14,942 for the three months ended June 30, 2025, and net income of $33,777 and foreign currency translation of $(8,989) for the six months ended June 30, 2025, resulting in a balance of $41,608 at June 30, 2025. The noncontrolling interest balances rolled forward above tie to the noncontrolling interest reported within stockholders’ equity (deficit) on the consolidated balance sheets and to the consolidated statements of stockholders’ equity (deficit).

The following table presents the activity in the noncontrolling interest balance for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025
Balance, beginning of period	$40,591	$14,199
Net income (loss) attributable to NCI	(34,926)	12,467
Foreign currency translation — NCI	(8,459)	14,942
Balance, end of period	$(2,794)	$41,608

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Balance, beginning of period	$33,323	$16,820
Net income (loss) attributable to NCI	(28,685)	33,777
Foreign currency translation — NCI	(7,432)	(8,989)
Balance, end of period	$(2,794)	$41,608

NOTE 15. NON CONTROLLING INTEREST

Basis of presentation. Noncontrolling interest (“NCI”) represents the equity in consolidated subsidiaries that is not attributable, directly or indirectly, to the Company. The Company consolidates entities in which it holds a controlling financial interest and reports the portion of net income (loss), other comprehensive income (loss), and net assets attributable to the minority owners as noncontrolling interest in accordance with ASC 810, Consolidation. NCI is presented within total stockholders’ equity (deficit) on the consolidated balance sheets, separately from the equity attributable to the stockholders of FDCTech, Inc., and net income (loss) and comprehensive income (loss) attributable to NCI are presented separately on the face of the consolidated statements of operations and of comprehensive income (loss). Transactions with noncontrolling interest holders that do not result in a loss of control are accounted for as equity transactions, with no gain or loss recognized in net income; any difference between consideration and the carrying amount of the NCI acquired or relinquished is recognized directly in additional paid-in capital.

Subsidiaries with noncontrolling interests. The Company’s noncontrolling interests consist of the 49% minority interest in AD Advisory Services Pty Ltd. (“ADS”), held since the Company obtained control of ADS, and a 0.1% interest in Alchemy International Ltd. (“AIL”) arising from the Company’s consolidation of AIL effective October 29, 2025. The Company holds a controlling financial interest in each of these subsidiaries and consolidates their results, attributing the proportionate share of their earnings, other comprehensive income (loss), and net assets to the noncontrolling interest holders. No noncontrolling interest is recognized for wholly owned subsidiaries.

Changes in noncontrolling interest

Changes in noncontrolling interest. The carrying amount of noncontrolling interest was $38,939 at the beginning of fiscal 2024. During the fiscal year ended December 31, 2024 (restated), the Company attributed net income (loss) of $10,958 and foreign currency translation attributable to NCI of $(33,077), reducing the balance to $16,820 at December 31, 2024. During the fiscal year ended December 31, 2025 (restated), the Company attributed net income (loss) of $31,389 and foreign currency translation attributable to NCI of $(14,886), resulting in a noncontrolling interest balance of $33,323 at December 31, 2025. Foreign currency translation attributable to NCI represents the noncontrolling holders’ proportionate share of the cumulative translation adjustment arising on consolidation of the Company’s foreign subsidiaries. The noncontrolling interest balances rolled forward above tie to the noncontrolling interest reported within stockholders’ equity (deficit) on the consolidated balance sheets.

The following table presents the changes in noncontrolling interest for the fiscal years ended December 31, 2025, and December 31, 2024:

	2025	2024
Balance, beginning of period	$16,820	38,939
Net income (loss) attributable to NCI	$31,389	10,958
Foreign currency translation — NCI	$(14,886)	(33,077)
Balance, end of period	$33,323	16,820